Summary of Significant Policies, Judgements, Estimates and Assumptions - Schedule of Property, Plant, and Equipment (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (in years)	10 years		10 years
Computer
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (in years)		5 years
Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (in years)	8 years		8 years
Maximum | Leasehold Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (in years)		26 years
Maximum | Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (in years)		10 years
Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (in years)	5 years		5 years
Minimum | Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (in years)		2 years